INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
Disclosure of reconciliation of changes in intangible assets

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software, patents, trademarks and proprietary technology (3)	Loyalty program	Brand names (3)	Other	Value of insurance contracts acquired	Total assets
Gross carrying amount:
Balance at January 1, 2020	$1,968	$5,760	$3,511	$158	$409	$471	$227	$12,504
Additions	496	—	107	—	—	7	—	610
Acquisitions through business combinations (1)	—	55	90	—	10	16	—	171
Dispositions	—	(68)	(5)	—	—	(100)	—	(173)
Assets reclassified as held for sale (2)	—	—	(1)	—	—	—	—	(1)
Foreign currency translation	(429)	95	86	11	32	(37)	5	(237)
Balance at December 31, 2020	$2,035	$5,842	$3,788	$169	$451	$357	$232	$12,874
Additions	165	—	104	—	3	50	—	322
Acquisitions through business combinations (1)	—	3,028	899	—	605	4	—	4,536
Dispositions	—	(64)	(66)	—	(23)	(2)	—	(155)
Foreign currency translation	(146)	(187)	(116)	(7)	23	(18)	2	(449)
Balance at December 31, 2021	$2,054	$8,619	$4,609	$162	$1,059	$391	$234	$17,128
Accumulated amortization and impairment
Balance at January 1, 2020	$(171)	$(414)	$(282)	$(26)	$(12)	$(39)	$(1)	$(945)
Amortization expense	(59)	(361)	(263)	(2)	(8)	(20)	(39)	(752)
Dispositions	—	68	4	—	—	18	—	90
Foreign currency translation	49	(41)	(7)	(4)	(8)	7	(2)	(6)
Balances at December 31, 2020	$(181)	$(748)	$(548)	$(32)	$(28)	$(34)	$(42)	$(1,613)
Amortization expense	(71)	(420)	(257)	(11)	(14)	(20)	(48)	(841)
Dispositions	—	25	36	—	12	—	—	73
Foreign currency translation	15	50	19	(6)	(21)	2	—	59
Balance at December 31, 2021	$(237)	$(1,093)	$(750)	$(49)	$(51)	$(52)	$(90)	$(2,322)
Net book value
December 31, 2020	$1,854	$5,094	$3,240	$137	$423	$323	$190	$11,261
December 31, 2021	$1,817	$7,526	$3,859	$113	$1,008	$339	$144	$14,806
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(1)See Note 3 for additional information.
(2)Includes assets that were reclassified as held for sale and subsequently disposed. See Note 8 and Note 9 for additional information.
(3)Includes indefinite life intangible assets with a carrying value of $1,470 million (2020: $900 million) in the partnership’s infrastructure services and industrials segments.

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$5,244	$5,218
Acquisitions through business combinations (1)	3,967	(83)
Impairment losses	(175)	—
Dispositions	(171)	(215)
Foreign currency translation	(280)	324
Balance at end of year	$8,585	$5,244
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(1)See Note 3 for additional information on significant acquisitions.